SCHEDULE OF MATURITIES OF LONG TERM DEBT (Details) - Convertible Notes Payable [Member]	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Remainder of 2023	$ 580,006
2024	2,984,000
2025
2026
2027
Total principal payments	3,564,006
Less: debt discounts	(725,869)
Total notes payable	$ 2,838,137